UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Management & Research, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2005
Alpine Dynamic Balance Fund (Unaudited)

	Shares		Value
		COMMON STOCKS - 68.0%
		Automotive Equipment - 1.5%
	35,000	Autoliv, Inc.	$1,559,250

		Commercial Products & Services - 7.7%
	13,000	AMETEK, Inc.	535,600
	10,000	The Black & Decker Corporation	903,100
	20,000	Briggs & Stratton Corporation	747,400
	17,000	Deere & Company	1,250,010
	14,290	Eagle Materials, Inc. - Class B	1,424,142
	5,443	Eagle Materials, Inc.	558,996
	2,300	Hubbell, Incorporated - Class A	96,554
	6,500	Hubbell, Incorporated - Class B	295,100
	25,000	Temple-Inland Inc.	994,750
	20,000	W.W. Grainger, Inc.	1,246,400
			8,052,052
		Conglomerate - 0.6%
	20,000	General Electric Company	690,000

		Consumer Products & Services - 1.4%
	20,000	Ennis Inc.	364,200
	5,000	Maidenform Brands, Inc. (a)	91,250
	18,000	The Procter & Gamble Company	1,001,340
			1,456,790
		Energy - 4.4%
	15,000	Chevron Corporation	870,150
	37,000	CONSOL Energy Inc.	2,492,320
	6,000	Murphy Oil Corporation	318,240
	16,000	Penn Virginia Corporation	863,200
			4,543,910
		Entertainment - 0.3%
	22,100	Great Wolf Resorts, Inc. (a)	300,339

		Financial - Banks - 10.1%
	12,360	Arrow Financial Corporation	359,676
	18,000	Bancorp Rhode Island, Inc.	670,500
	6,000	Bancshares of Florida, Inc. (a)	114,132
	8,000	Comerica Incorporated	488,800
	45,000	Doral Financial Corp.	694,350
	20,000	Golden West Financial Corporation	1,302,400
	8,000	The Goldman Sachs Group, Inc.	859,840
	10,000	Hudson United Bancorp	419,000
	40,000	J.P. Morgan Chase & Co.	1,405,600
	31,500	New York Community Bancorp, Inc.	578,340
	25,500	North Fork Bancorporation, Inc.	698,445
	3,200	Penns Woods Bancorp, Inc.	145,696
	8,000	PNC Financial Services Group	438,560
	5,500	Rurban Financial Corp.	71,500
	5,871	Southside Bancshares, Inc.	122,616
	20,000	Sovereign Bancorp, Inc.	479,800
	15,000	Susquehanna Bancshares, Inc.	402,300
	25,000	Webster Financial Corporation	1,205,000
			10,456,555
		Financial Services - 6.3%
	10,000	Ambac Financial Group, Inc.	718,400
	26,000	American International Group, Inc.	1,565,200
	4,000	The Chubb Corporation	355,280
	10,000	Countrywide Financial Corporation	360,000
	5,000	Fannie Mae	279,300
	10,000	Fidelity National Financial, Inc.	394,000
	46,000	MBNA Corporation	1,157,360
	8,000	The Student Loan Corporation	1,734,000
			6,563,540
		Homebuilders - 12.0%
	30,000	Hovnanian Enterprises, Inc. - Class A (a)	2,120,400
	28,000	Lennar Corporation - Class A	1,883,560
	7,150	M.D.C. Holdings, Inc.	610,753
	25,000	Pulte Homes, Inc.	2,340,500
	17,000	The Ryland Group, Inc.	1,373,600
	25,700	Standard-Pacific Corp.	2,451,523
	30,000	Toll Brothers, Inc. (a)	1,662,600
			12,442,936
		Lodging - 0.7%
	60,000	DiamondRock Hospitality Company	720,600

		Manufacturing - Diversified - 2.5%
	20,000	3M Co.	1,500,000
	15,500	PACCAR, Inc.	1,119,410
			2,619,410
		Medical Instruments - 1.3%
	12,200	Beckman Coulter, Inc.	662,948
	10,000	Guidant Corporation	688,000
			1,350,948
		Pharmaceuticals - 2.9%
	22,000	Johnson & Johnson	1,407,120
	25,000	Pfizer Inc.	662,500
	20,000	Wyeth	915,000
			2,984,620
		Real Estate Investment Trusts - 9.7%
	15,000	Boston Properties, Inc.	1,142,250
	10,000	Developers Diversified Realty Corporation	486,700
	20,000	General Growth Properties, Inc.	919,600
	45,000	Impac Mortgage Holdings, Inc.	792,000
	10,000	Mack-Cali Realty Corporation	479,100
	15,000	Maguire Properties, Inc.	449,250
	45,000	Origen Financial, Inc.	349,650
	23,000	Simon Property Group, Inc.	1,834,020
	60,000	Sunstone Hotel Investors, Inc.	1,551,600
	23,000	Vornado Realty Trust	2,038,720
			10,042,890
		Retail - 1.1%
	20,000	J.C. Penney Company, Inc.	1,122,800

		Transportation - 1.0%
	15,000	Union Pacific Corporation	1,054,650

		Transportation Services - 2.0%
	25,000	FedEx Corp.	2,102,250

		Utilities - 2.5%
	61,000	Allegheny Energy, Inc. (a)	1,738,500
	15,600	SJW Corp.	860,964
			2,599,464

		TOTAL COMMON STOCKS (Cost $54,037,482)	$70,663,004
	Principal
	Amount		Value
		U.S. TREASURY OBLIGATIONS - 19.6%
		U.S. Treasury Bond - 14.6%
	$2,000,000	7.250%, 05/15/2016	2,492,814
	2,000,000	6.250%, 08/15/2023	2,412,266
	4,000,000	6.000%, 02/15/2026	4,764,376
	5,000,000	5.250%, 11/15/2028	5,509,770
			15,179,226
		U.S. Treasury Note - 5.0%
	3,000,000	5.000%, 02/15/2011	3,126,798
	2,000,000	5.000%, 08/15/2011	2,090,002
			5,216,800

		TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,013,664)	$20,396,026

		SHORT TERM INVESTMENTS - 11.5%
	10,592,019	Alpine Municipal Money Market Fund	10,592,019
	578,876	Federated Government Obligations Fund	578,876
	757,274	Fidelity Institutional Government Portfolio	757,273
	5,352	Milestone Funds Treasury Obligations Portfolio	5,352
		TOTAL SHORT TERM INVESTMENTS (Cost $11,933,520)	$11,933,520

		Total Investments (Cost $85,984,666) - 99.1%	$102,992,550
		Other Assets in Excess of Liabilities - 0.9%	897,000
		TOTAL NET ASSETS - 100.0%	$103,889,550

(a)	Non Income Producing

Schedule of Investments
July 31, 2005
Alpine Dynamic Dividend Fund (Unaudited)

	Shares		Value
		COMMON STOCKS - 98.5%
		Building - Maintenance & Service - 1.8%
	164,780	Healthcare Services Group, Inc.	$3,018,769
	86,626	McGrath Rentcorp	2,251,410
			5,270,179
		Business Services - 2.0%
	79,500	Angelica Corporation	2,008,170
	96,000	Gevity HR, Inc.	2,116,800
	71,000	Interactive Data Corporation (a)	1,520,820
	32,118	United Business Media plc	308,789
			5,954,579
		Chemicals - 4.2%
	136,500	The Dow Chemical Company	6,545,175
	85,500	Lyondell Chemical Company	2,388,870
	53,000	PPG Industries, Inc.	3,446,590
			12,380,635
		Commercial Products & Services - 6.0%
	105,000	E.ON AG - ADR	3,234,000
	47,000	Hubbell, Incorporated - Class B	2,133,800
	229,400	MSC Industrial Direct Co., Inc.	8,875,486
	18,000	Neopost	1,673,556
	45,000	Temple-Inland, Inc.	1,790,550
			17,707,392
		Commercial Services & Supplies - 1.8%
	747,138	De La Rue	5,193,656

		Communications & Media - 3.9%
	122,000	Clear Channel Communications, Inc.	3,982,080
	140,000	PanAmSat Holding Corp.	2,835,000
	123,000	Time Warner Inc.	2,093,460
	105,000	The Walt Disney Company	2,692,200
			11,602,740
		Conglomerate - 2.0%
	169,000	General Electric Company	5,830,500

		Construction - 0.5%
	20,000	Lennar Corporation - Class A	1,345,400

		Consumer Products & Services - 4.4%
	89,300	Aldila, Inc.	2,448,606
	26,000	Altria Group, Inc.	1,740,960
	88,000	Avon Products, Inc.	2,878,480
	90,358	Bassett Furniture Industries, Incorporated	1,766,499
	53,500	The Procter & Gamble Company	2,976,205
	30,000	Regis Corporation	1,252,800
			13,063,550
		Energy - 7.6%
	35,000	BP p.l.c. - ADR	2,305,800
	30,000	Diamond Offshore Drilling, Inc.	1,711,800
	20,000	Eni S.p.A. - ADR	2,828,000
	50,000	Exxon Mobil Corporation	2,937,500
	40,000	GlobalSantaFe Corporation	1,799,600
	60,000	Marathon Oil Corporation	3,501,600
	20,000	Noble Corporation	1,343,600
	7,500	Sunoco, Inc.	942,975
	26,500	Total SA - ADR	3,312,500
	30,000	Transocean, Inc. (a)	1,692,900
			22,376,275
		Entertainment - 3.6%
	74,700	Harrah's Entertainment, Inc.	5,881,878
	238,700	Regal Entertainment Group - Class A	4,609,297
			10,491,175
		Financial - Banks - 8.2%
	188,235	3i Group PLC	2,355,629
	132,000	Bank of America Corporation	5,755,200
	77,300	Citigroup Inc.	3,362,550
	131,700	J.P. Morgan Chase & Co.	4,627,938
	54,500	Wachovia Corporation	2,745,710
	86,000	Wells Fargo & Company	5,275,240
			24,122,267
		Financial Services - 2.4%
	145,000	Ameritrade Holding Corporation (a)	2,831,850
	68,500	Fidelity National Financial, Inc.	2,698,900
	198,550	Intrum Justitia AB (a)	1,457,370
			6,988,120
		Food & Beverages - 2.4%
	81,000	PepsiCo, Inc.	4,416,930
	113,516	Rocky Mountain Chocolate Factory, Inc.	2,738,006
			7,154,936
		Lodging - 1.7%
	79,000	Starwood Hotels & Resorts Worldwide, Inc.	5,002,280

		Manufacturing - Diversified - 4.3%
	45,000	3M Co.	3,375,000
	55,000	American Power Conversion Corporation	1,546,050
	86,000	Caterpillar, Inc.	4,636,260
	125,000	Nam Tai Electronics, Inc.	2,962,500
			12,519,810
		Medical Supplies - 5.8%
	28,750	Chr. Hansen Holding A/S	4,485,544
	285,000	Gambro AB - Class A	4,147,136
	216,500	Meridian Bioscience, Inc.	5,410,335
	71,500	PolyMedica Corporation	2,511,080
	25,000	Q-Med AB (a)	584,308
			17,138,403
		Metals & Mining - 2.4%
	155,000	BHP Billiton Limited - ADR	4,591,100
	200,000	Gloucester Coal Ltd. (a)	488,987
	240,000	Jubilee Mines NL	1,453,334
	100,000	Macarthur Coal Limited	560,139
			7,093,560
		Pharmaceuticals - 2.8%
	60,000	Abbott Laboratories	2,797,800
	34,000	Johnson & Johnson	2,174,640
	120,000	Pfizer Inc.	3,180,000
			8,152,440
		Restaurants - 1.8%
	47,500	AFC Enterprises (a)	650,275
	25,000	IHOP Corp.	1,098,000
	197,143	Whitbread PLC	3,426,917
			5,175,192
		Semiconductors - 1.0%
	106,000	Intel Corporation	2,876,840

		Software - 1.4%
	160,000	Microsoft Corporation	4,097,600

		Steel Production - 1.2%
	80,000	BlueScope Steel Limited	570,434
	165,000	Companhia Siderurgica Nacional S.A. - ADR	3,082,200
			3,652,634
		Telecommunications - 3.1%
	171,500	Citizens Communications Company	2,253,510
	157,500	Consolidated Communications Holdings, Inc. (a)	2,293,200
	100,700	Iowa Telecommunications Services Incorporated	1,911,286
	75,000	Telecom Corporation of New Zealand Limited - ADR	2,576,250
			9,034,246
		Transportation - 8.1%
	45,000	Burlington Northern Santa Fe Corporation	2,441,250
	238,000	Dryships Inc.	3,403,400
	90,300	Frontline Limited	3,790,794
	120,000	Norfolk Southern Corporation	4,465,200
	236,063	Ship Finance International Limited	4,437,984
	133,500	Tsakos Energy Navigation Ltd	5,166,450
			23,705,078
		Transportation Services - 4.9%
	286,000	Aries Maritime Transport Ltd. (a)	4,247,100
	200,000	Genco Shipping & Trading Ltd (a)	3,824,000
	300,000	Quintana Maritime Ltd. (a)	3,420,000
	60,000	Teekay Shipping Corporation	2,760,600
			14,251,700
		Utilities - 9.2%
	24,500	Dominion Resources, Inc.	1,809,570
	44,500	Duke Energy Corporation	1,314,530
	157,300	Macquarie Infrastructure Company Trust	4,467,320
	380,000	National Grid Transco PLC	3,499,780
	120,000	National Grid Transco PLC - ADR	5,634,000
	37,000	TXU Corp.	3,205,680
	515,000	Viridian Group PLC	6,951,753
			26,882,633

		TOTAL COMMON STOCKS (Cost $280,649,573)	$289,063,820
	Principal
	Amount		Value
		SHORT TERM INVESTMENTS - 2.8%
	$6,030,000	Alpine Municipal Money Market Fund	6,030,000
	335,400	Federated Government Obligations Fund	335,400
	1,707,206	Fidelity Institutional Government Portfolio	1,707,206
		TOTAL SHORT TERM INVESTMENTS (Cost $8,072,606)	$8,072,606

		Total Investments (Cost $288,722,179) - 101.3%	$297,136,426
		Liabilities in Excess of Other Assets - (1.3)%	(3,714,386)
		TOTAL NET ASSETS - 100.0%	$293,422,040

ADR	American Depository Receipt
(a)	Non Income Producing

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.]

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Series Trust

By (Signature and Title) /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date   09/22/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date   09/22/2005

By (Signature and Title)* /s/ Sheldon Flamm
Sheldon Flamm, Treasurer

Date   09/22/2005

* Print the name and title of each signing officer under his or her signature.